Summary of Principal Accounting Policies	12 Months Ended
Dec. 31, 2014
Summary of Principal Accounting Policies
Summary of Principal Accounting Policies

2. Summary of Principal Accounting Policies

(a) Basis of presentation

The consolidated financial statements are prepared and presented in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

(b) Basis of consolidation

The consolidated financial statements include the financial statements of Leju, its majority owned subsidiaries and its VIEs, Beijing Leju, Shanghai Yi Xin and Beijing Jiajujiu. All inter-company transactions and balances have been eliminated in consolidation.

The Group evaluates each of its interests in private companies to determine whether or not the investee is a VIE and, if so, whether the Group is the primary beneficiary of such VIE. In determining whether the Group is the primary beneficiary, the Group considers if the Group (1) has power to direct the activities that most significantly affects the economic performance of the VIE, and (2) receives the economic benefits of the VIE that could be significant to the VIE. If deemed the primary beneficiary, the Group consolidates the VIE.

The VIE arrangements

PRC regulations currently prohibit or restrict foreign ownership of companies that provide internet content and advertising services. To comply with these regulations, the Group provides such activities relating to real estate projects through its VIEs and their subsidiaries. To provide the Group effective control over and the ability to receive substantially all of the economic benefits of its VIEs and their subsidiaries, certain of the Company’s subsidiaries, Shanghai SINA Leju, Shanghai Yi Yue and Maiteng (collectively, the “Foreign Owned Subsidiaries”) entered into a series of contractual arrangements with Beijing Leju, Shanghai Yi Xin and Beijing Jiajujiu (collectively the “VIEs”) and their respective shareholders, respectively, as summarized below:

Name of Foreign Owned Subsidiaries	Foreign Owned Subsidiaries’ Economic Ownership of VIES	Name of VIEs	Activities of VIEs
Shanghai SINA Leju	100%	Beijing Leju	Operate the online advertising and listing business
Shanghai Yi Yue	100%	Shanghai Yi Xin	Operate the e-commerce business
Beijing Maiteng	100%	Beijing Jiajujiu	Operate the online home furnishing business

The VIEs hold the requisite licenses and permits necessary to conduct internet content and advertising services activities relating to real estate projects from which foreign ownership of companies are prohibited or restricted. In addition, the VIEs hold leases and other assets necessary to operate such business and generate a majority of the Group’s revenues.

Agreements that Transfer Economic Benefits of the VIEs to the Group

Exclusive Consulting and Technical Support Agreement.    Pursuant to an exclusive consulting and technical support agreement between the Foreign Owned Subsidiaries and the respective VIEs, the Foreign Owned Subsidiaries provide the respective VIEs with a series of consulting and technical support services and are entitled to receive related fees. The term of this exclusive technical support agreement will expire upon dissolution of the VIEs. Unless expressly provided by this agreement, without prior written consent of the Foreign Owned Subsidiaries, the VIEs may not engage any third party to provide the services offered by the Foreign Owned Subsidiaries under this agreement.

Agreements that Provide Effective Control over VIEs

Exclusive Call Option Agreement.     Each of shareholders of the VIEs has entered into an exclusive call option agreement with the respective Foreign Owned Subsidiaries. Pursuant to these agreements, each of the shareholders of the VIEs has granted an irrevocable and unconditional option to the respective Foreign Owned Subsidiaries or their designees to acquire all or part of such shareholder’s equity interests in VIEs at its sole discretion, to the extent as permitted by PRC laws and regulations then in effect. The consideration for such acquisition of all equity interests in the VIEs will be equal to the registered capital of the VIEs, and if PRC law requires the consideration to be greater than the registered capital, the consideration will be the minimum amount as permitted by PRC law. In addition, the VIEs irrevocably and unconditionally granted the respective Foreign Owned Subsidiaries an exclusive option to purchase, to the extent permitted under the PRC law, all or part of the assets of the VIEs. The exercise price for purchasing the assets of the VIEs will be equal to their respective book values, and if PRC law requires the price to be greater than the book value, the price will be the minimum amount as permitted by PRC law. The call option may be exercised by the respective Foreign Owned Subsidiaries or their designees.

Loan Agreement.     Under the loan agreement among shareholders of the VIEs and the respective Foreign Owned Subsidiaries, the respective Foreign Owned Subsidiaries granted an interest-free loan to the shareholders of the VIEs, solely for their purchase of the equity interest of the VIEs, investing or operating activities conducted in the VIEs. Each loan agreement has a term of twenty years.

Shareholder Voting Right Proxy Agreement.     Each of the shareholders of the VIEs irrevocably grant any person designated by the respective Foreign Owned Subsidiaries the power to exercise all voting rights to which he will be entitled to as shareholder of the VIEs at that time, including the right to declare dividends, appoint and elect board members and senior management members and other voting rights.

Each shareholder voting right proxy agreement has a term of twenty years, unless it is early terminated by all parties in writing or pursuant to provision of this agreement. The term of the agreement will be automatically extended for one year upon the expiration, if the Foreign Owned Subsidiary gives the other parties written notice requiring the extension thereof and the same mechanism will apply subsequently upon the expiration of each extended term.

Equity Pledge Agreement.     Each of the shareholders of the VIEs has also entered into an equity pledge agreement with the respective Foreign Owned Subsidiaries. Pursuant to which these shareholders pledged their respective equity interest in the VIEs to guarantee the performance of the obligations of the VIEs. The Foreign Owned Subsidiaries, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. Pursuant to the equity pledge agreement, each shareholder of the VIEs cannot transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their respective equity interest in the VIEs without the prior written consent of the respective Foreign Owned Subsidiaries. The equity pledge right enjoyed by the Foreign Owned Subsidiaries will expire when shareholders of the VIEs have fully performed their respective obligations under the above agreements. The equity pledges of the VIEs have been registered with the relevant local branch of the State Administration for Industry and Commerce, or SAIC.

Risks in relation to the VIE structure

The Company believes that the Foreign Owned Subsidiaries’ contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and the interests of the shareholders of the VIEs may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so.

The Company’s ability to control the VIEs also depends on the power of attorney the Foreign Owned Subsidiaries have to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the Company may be subject to fines or other actions. The Company does not believe such actions would result in the liquidation or dissolution of the Company, the Foreign Owned Subsidiaries or the VIEs.

The Company, through its subsidiaries and through the contractual arrangements, has (1) the power to direct the activities of the VIEs that most significantly affect the entity’s economic performance and (2) the right to receive benefits from the VIEs. Accordingly, the Company is the primary beneficiary of the VIEs and has consolidated the financial results of the VIEs.

The following financial statement amounts and balances of the Group’s VIEs were included in the accompanying consolidated financial statements:

	As of December 31,
	2013	2014
	$	$
Cash and cash equivalents	63,801,470	95,927,942
Accounts receivable, net of allowance for doubtful accounts	86,715,012	117,835,596
Amounts due from related parties	—	684
Other current assets	29,037,648	31,506,971
Total current assets	179,554,130	245,271,193
Total non-current assets	35,676,076	27,333,289
Total assets	215,230,206	272,604,482
Accounts payable	1,422,956	370,652
Accrued payroll and welfare expenses	28,576,202	40,946,532
Income tax payable	27,921,574	26,702,856
Other tax payable	11,024,857	15,883,568
Amounts due to related parties	47,023,449	30,147,834
Advance from customers	7,112,620	4,617,183
Liability for exclusive rights, current	8,967,972	—
Accrued marketing and advertising expenses	4,605,091	3,691,831
Consideration payable of acquiring non-controlling interest	—	25,645,630
Other current liabilities	2,932,380	5,137,314
Total current liabilities	139,587,101	153,143,400
Deferred tax liabilities, non-current	655,563	469,579
Total liabilities	140,242,664	153,612,979

	Year Ended December 31,
	2012	2013	2014
	$	$	$
Total revenues	163,242,652	316,271,620	484,511,682
Cost of revenues	(53,279,068)	(58,253,716)	(41,218,756)
Net income (loss)	(1,554,046)	1,285,139	2,532,232
Net cash provided by operating activities	15,967,793	64,832,510	57,761,765
Net cash used in investing activities	(17,543,318)	(16,640,090)	(10,927,762)
Net cash provided by (used in) financing activities	26,686,813	(37,824,941)	(14,418,056)

There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations or are restricted solely to settle the VIEs’ obligations. The Company has not provided any financial support that it was not previously contractually required to provide to the VIEs.

(c) Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from such estimates. Significant accounting estimates reflected in the Group’s financial statements include useful lives and valuation of long-lived assets, evaluation of goodwill, allowance for doubtful accounts, assumptions related to share-based compensation arrangements, assumptions related to the consolidation of entities in which the Group holds variable interests, valuation allowance on deferred tax, and selling price hierarchy in multiple-deliverable revenue arrangements.

(d) Fair value of financial instruments

The Group may have certain of its financial assets and liabilities recorded at fair value on a recurring basis. Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. There are three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

There are no assets or liabilities measured at fair value on a recurring basis subsequent to initial recognition.

There were no assets or liabilities measured at fair value on a nonrecurring basis in 2012, 2013 and 2014.

For cash and cash equivalents, accounts receivable, other receivables, accounts payable, other payables, and amounts due from/to related parties, the carrying value approximates the fair value due to their short-term nature.

(e) Business combinations

Business combinations are recorded using the purchase method of accounting and, accordingly, the acquired assets and liabilities are recorded at their fair market value at the date of acquisition. Any excess of acquisition cost over the fair value of the acquired assets and liabilities, including identifiable intangible assets, is recorded as goodwill.

(f) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less.

(g) Investment in affiliates

Affiliated companies are entities over which the Group has significant influence, but which it does not control. The Group generally considers an ownership interest of 20% or higher to represent significant influence.

Investments in affiliates are accounted for by the equity method of accounting. Under this method, the Group’s share of the post-acquisition profits or losses of affiliated companies is recognized in the income statement and its share of post-acquisition movements in other comprehensive income is recognized in other comprehensive income. Unrealized gains on transactions between the Group and its affiliated companies are eliminated to the extent of the Group’s interest in the affiliated companies; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Group’s share of losses in an affiliated company equals or exceeds its interest in the affiliated company, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the affiliated company.

The Group is required to perform an impairment assessment of its investments whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. An impairment loss is recorded when there has been a loss in value of the investment that is other than temporary. The Group has not recorded any impairment losses in any of the periods reported. As of December 31, 2013 and 2014, the Group determined that no such events were present.

(h) Property and equipment, net

Property and equipment is recorded at cost less accumulated depreciation. Depreciation is computed on a straight-line basis over the following estimated useful lives:

Leasehold improvements	Over the shorter of the lease term or their estimated useful lives
Buildings	30 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	5 years

Gains and losses from the disposal of property and equipment are included in income from operations.

(i) Intangible assets, net

Acquired intangible assets mainly consist of advertising agency agreement and license agreements with SINA, exclusive rights with Baidu, Inc. (“Baidu”), customer relationships, Database license, and non-compete agreements from business combinations and are recorded at fair value on the acquisition date. All intangible assets, with the exception of customer relationships, are amortized ratably over the contract period. Intangible assets resulting out of acquired customer relationships are amortized based on the timing of the revenue expected to be derived from the respective customer.

(j) Impairment of long-lived assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss equal to the excess of the carrying amount over the fair value of the assets.

(k) Impairment of goodwill and indefinite lived intangible assets

The Group performs an annual goodwill impairment test comprised of two steps. The first step compares the fair value of the Group to its carrying amount, including goodwill and indefinite lived intangible assets. If the fair value of the Group exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of the Group exceeds its fair value, the second step compares the implied fair value of goodwill and indefinite lived intangible assets to the carrying value of the Group’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the Group. The excess of the fair value of the Group over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

Management performs a goodwill impairment test at the Group level as of December 31 of each year or when there is a triggering event causing management to believe it is more likely than not that the carrying amount of goodwill may be impaired.

Intangible assets with an indefinite life are tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The impairment test consists of a comparison of the fair value of the intangible asset to its carrying amount. If the carrying amount exceeds the fair value, an impairment loss is recognized equal in amount to that excess.

(l) Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities, and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years when the reported amounts of the asset or liability are expected to be recovered or settled, respectively. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the classification of the related assets and liabilities for financial reporting purposes.

The Group only recognizes tax benefits related to uncertain tax positions when such positions are more likely than not of being sustained upon examination. For such positions, the amount of tax benefit that the Group recognizes is the largest amount of tax benefit that is more than fifty percent likely of being sustained upon the ultimate settlement of such uncertain position. The Group records interest and penalties as a component of income tax expense.

(m) Share-based compensation

Share-based compensation cost is measured on the grant date, based on the fair value of the award, and recognized as an expense over the requisite service period. Management has made an estimate of expected forfeitures and recognizes compensation cost only for those equity awards expected to vest.

(n) Revenue recognition

The Group recognizes revenue when there is persuasive evidence of an arrangement, service has been rendered, the sales price is fixed or determinable and collectability is reasonably assured. Revenues are recorded, net of sales related taxes.

The Group generates real estate online revenues principally from e-commerce, online advertising, and listing services.

The Group e-commerce services primarily include discount coupon advertising and online property auctions. The Group also provides property viewing and pre-sale customer support free of charge in connection with the sale of discount coupons and online property auctions. E-commerce revenues are principally generated from selling discount coupons to potential property buyers. Those discount coupons allow buyers to purchase specified properties from real estate developers at discounts greater than the face value of the fees charged by the Group. The discount coupons are refundable to the buyers at any time before they are used to purchase the specified properties. The Group recognizes such e-commerce revenues upon obtaining confirmation letters that prove the use of coupons by property buyers, and when collections are reasonably assured. Revenues are recognized based on the net proceeds received as the Group acts as a marketing agent of the property developer in the transaction.

Revenue from online advertising services is generated principally from online advertising arrangements, sponsorship arrangements, and to a lesser extent, outsourcing arrangements, and keyword advertising arrangements. Online advertising arrangements allow advertisers to place advertisements on particular areas of the Group’s websites, in particular formats and over particular periods of time. Advertising revenues from online advertising arrangements are recognized ratably over the contract period of display when collectability is reasonably assured. Sponsorship arrangements allow advertisers to sponsor a particular area on the Group’s websites in exchange for a fixed payment over the contract period. Advertising revenues from sponsorship arrangements are recognized ratably over the contract period. The Group also generates online advertising revenues from outsourcing certain regional sites for a fixed period of time to local outsourcing partners, who are responsible for both website operation and related advertising sales. Advertising revenues from hosted websites are recognized ratably over the term of the contract. Keyword advertising revenues are recognized ratably over the contract period when collectability is reasonably assured.

The Group also provides listing services to real estate brokers. Listing services entitle real estate brokers to post and make changes to information for properties in a particular area on the website for a specified period of time, in exchange for a fixed fee. Listing revenues are recognized ratably over the contract period of display when collectability is reasonably assured.

There are no multiple elements arrangements within the services provided by the Group. However, E-House has multiple element arrangements that may include provision of online advertising services provided by the Group. The multiple element arrangements may affect the revenue recognition of the Group. E-House has determined that each of the deliverables is considered a separate unit of account as each has value to the customer on a stand-alone basis and has been sold separately on a stand-alone basis, there is no general right of return on delivered items and the delivery or performance of the undelivered item(s) is considered probable and substantially in the control of E-House.

E-House allocates arrangement consideration in multiple-deliverable revenue arrangements at the inception of an arrangement to all deliverables based on the relative selling price in accordance with the selling price hierarchy, which includes: (i) vendor-specific objective evidence (“VSOE”) if available; (ii) third-party evidence (“TPE”) if VSOE is not available; and (iii) best estimate of selling price (“BESP”) if neither VSOE nor TPE is available.

VSOE. E-House determines VSOE based on its historical pricing and discounting practices for the specific service when sold separately. In determining VSOE, E-House requires that a substantial majority of the selling prices for these services fall within a reasonably narrow pricing range. E-House has historically priced its commission rate for the primary real estate services, periodic consulting services, subscription for the CRIC system and online advertising within a narrow range. As a result, E-House has used VSOE to allocate the selling price for these services when they are elements of a multiple element arrangement.

TPE. When VSOE cannot be established for deliverables in multiple element arrangements, E-House applies judgment with respect to whether it can establish a selling price based on TPE. TPE is determined based on competitor prices for similar deliverables when sold separately. Generally, E-House’s marketing strategy differs from that of its peers and its offerings contain a significant level of differentiation such that the comparable pricing of services with similar functionality cannot be obtained. Furthermore, E-House is unable to reliably determine what similar competitor services’ selling prices are on a stand-alone basis. As a result, E-House has not been able to establish selling price based on TPE.

BESP. When it is unable to establish selling price using VSOE or TPE, E-House uses BESP in its allocation of arrangement consideration. The objective of BESP is to determine the price at which E-House would transact a sale if the service were sold on a stand-alone basis. E-House determines BESP for deliverables by considering multiple factors including, but not limited to, prices it charged for similar offerings, market conditions, specification of the services rendered and pricing practices. E-House has used BESP to allocate the selling price of project-based consulting service and promotional event services under these multiple element arrangement. The process for determining BESP involves management judgment. E-House’s process considers multiple factors that may vary depending upon the unique facts and circumstances related to each deliverable. If the facts and circumstances underlying the factors E-House considers change, or should subsequent facts and circumstances lead E-House to consider additional factors, E-House’s BESP could change in future periods. E-House regularly reviews the evidence of selling price for its services and maintains internal controls over the establishment and updates of these estimates. There were no material changes in estimated selling price for its services during the years ended December 31, 2012, 2013 and 2014, nor does E-House expect a material changes in BESP in the foreseeable future.

If E-House had applied the provisions of ASU 2009-13 for the year ended December 31, 2010, there would have been no material effect on revenue during that period. Additionally, the adoption of ASU 2009-13 did not have a material effect on revenue for the years ended December 31, 2012, 2013 and 2014 when compared to the revenue that would have been recognized under the guidance in effect prior to adoption of ASU 2009-13. The effect of adopting this guidance in future periods will depend on the nature of E-House’s customer arrangements in those periods, including the nature of services included in those arrangements, the magnitude of revenue associated with certain deliverables in those arrangements, and the timing of delivery of the related services in those arrangements, among other considerations.

The total amounts of revenue earned by the Group related to agreements that have been accounted for as multiple element arrangements by E-House were $8,278,656, $5,556,867, and $4,836,931in 2012, 2013 and 2014, respectively.

Deferred revenues are recognized when payments are received in advance of revenue recognition.

(o) Cost of revenue

Cost of revenue consists of costs associated with the production of websites, which includes fees paid to third parties for internet connection, content and services, editorial personnel related costs, amortization of intangible assets, depreciation associated with website production equipment and fees paid to SINA for advertising on non-real estate channels.

(p) Marketing and advertising expenses

Marketing and advertising expenses consists primarily of targeted online and offline marketing costs for promoting the Company’s e-commerce projects, increasing the Company’s visibility and building our brand, such as Leju property visit, sponsored marketing campaigns, online or print advertising, public relations and sponsored events. The Company expenses all marketing advertising costs as incurred and record these costs within “Selling, general and administrative expenses” on the consolidated statements of operations when incurred. The nature of the Company’s direct marketing activities is such that they are intended to attract subscribers for the online advertising and potential property buyers to purchase the discount coupons. The Group incurred marketing and advertising expenses amounting to $44,876,635, $96,288,501 and $196,396,734 for the years ended December 31, 2012, 2013 and 2014, respectively.

(q) Foreign currency translation

The functional currency of the Company is the United States dollar (“U.S. dollar”) and is used as the reporting currency of the Group. Monetary assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollar at the rates of exchange ruling at the balance sheet date. Equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustment and are shown as a separate component of other comprehensive income in the consolidated statements of changes in equity and comprehensive income.

The financial records of certain of the Company’s subsidiaries are maintained in local currencies other than the U.S. dollar, such as Renminbi (“RMB”) and Hong Kong dollar (“HKD”), which are their functional currencies. Transactions in other currencies are recorded at the rates of exchange prevailing when the transactions occur. Transaction gains and losses are recognized in the consolidated statements of operations.

The Group recorded an exchange loss of $96,646, $249,944 and an exchange gain $88,721 for the years ended December 31, 2012, 2013 and 2014, respectively, as a component of other loss, net.

(r) Government subsidies

Government subsidies include cash subsidies received by the Company’s subsidiaries in the PRC from local governments. These subsidies are generally provided as incentives for conducting business in certain local districts. Cash subsidies of $153,340, $599,894 and $2,525,496 were included in other operating income for the years ended December 31, 2012, 2013 and 2014, respectively. Subsidies are recognized when cash is received and when all the conditions for their receipt have been satisfied.

(s) Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable. The Group places its cash and cash equivalents with reputable financial institutions.

The Group regularly reviews the creditworthiness of its customers, and requires collateral or other security from its customers in certain circumstances when accounts receivables’ aging is over one year. The Group establishes an allowance for doubtful accounts primarily based upon factors surrounding the credit risk of specific customers, including creditworthiness of the clients, aging of the receivables and other specific circumstances related to the accounts.

Movement of the allowance for doubtful accounts for accounts receivable is as follows:

	Year Ended December 31,
	2012	2013	2014
	$	$	$
Balance as of January 1	4,749,752	7,393,312	9,353,689
Provisions for doubtful accounts	7,437,323	6,373,132	11,599,708
Write offs	(4,808,614)	(4,667,466)	(5,437,380)
Changes due to foreign exchange	14,851	254,711	(44,997)
Balance as of December 31	7,393,312	9,353,689	15,471,020

The allowance for other receivables was nil for all periods presented.

(t) Earnings per share

Basic earnings per share are computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

The following table sets forth the computation of basic and diluted income per share for the periods indicated:

	Year Ended December 31,
	2012	2013	2014
Net income (loss) attributable to Leju ordinary shareholders—basic and diluted	$(44,759,336)	$42,524,962	$66,520,894

Weighted average number of ordinary shares outstanding—basic	120,000,000	120,000,000	129,320,666
Weighted average number of ordinary shares outstanding—diluted	120,000,000	120,000,000	132,502,100

Basic earnings (loss) per share	$(0.37)	$0.35	$0.51

Diluted earnings (loss) per share	$(0.37)	$0.35	$0.50

Diluted earnings (loss) per share do not include the following instruments as their inclusion would have been anti-dilutive:

	Year Ended December 31,
	2012	2013	2014
Share options and restricted shares	—	599,333	—

(u) Non-controlling interest

Non-controlling interest are classified as a separate line item in the equity section and disclosures in the Company’s consolidated financial statements have distinguished the interest of Leju from the interest of non-controlling interest holders.

(v) Comprehensive income

Comprehensive income includes all changes in equity except those resulting from investments by owners and distributions to owners. For the years presented, total comprehensive income included net income and foreign currency translation adjustments.

(w) Recently issued accounting pronouncements

In May 2014, the FASB and International Accounting Standards Board (“IASB”) issued their converged standard on revenue recognition. The objective of the revenue standards ASU 2014-09, “Revenue from Contracts with Customers (Topic 606)” is to provide a single, comprehensive revenue recognition model for all contracts with customers to improve comparability within industries, across industries, and across capital markets. The revenue standard contains principles that an entity will apply to determine the measurement of revenue and timing of when it is recognized. The underlying principle is that an entity will recognize revenue to depict the transfer of goods or services to customers at an amount that the entity expects to be entitled to in exchange for those goods or services. For public companies, the revenue standards is effective for the first interim period within annual reporting periods beginning after December 15, 2016 and early adoption is not permitted. The Group is in the process of evaluating the impact of the standard on its consolidated financial statements.